LEASES (Table)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Supplemental Cash Flow Information Related to Operating Leases
Year
Ended
December 31, 2021
Cash payments for operating leases	$327

Schedule of Future Lease Payments
Operating
Leases

2022	$348
2023	289
2024 and after	581
Total future lease payments	1,218
Less imputed interest	(73)
Total lease liability balance	$1,145